Summary of Segments and Corporate and Other Activities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Premiums	$ 1,261							$ 1,106						$ 5,041	$ 5,688	$ 5,833
Net investment income	814							832						3,343	3,380	3,266
Net investment gains (losses)	(61)							37						27	(195)	(143)
Insurance and investment product fees and other	289							340						1,229	1,050	760
Total revenues	2,303	2,467		2,456		2,402		2,315		2,510	2,426	2,532	2,455	9,640	9,923	9,716
Benefits and other changes in policy reserves	1,201							1,232						5,378	5,941	6,001
Interest credited	184							195						775	794	841
Acquisition and operating expenses, net of deferrals	433							440						1,594	1,930	1,938
Amortization of deferred acquisition costs and intangibles	122							271						722	593	622
Goodwill impairment				89										89	29	0
Interest expense	126							95						476	506	457
Total benefits and expenses	2,066	2,134	[1]	2,374	[1]	2,293	[1]	2,233	[1]	2,346	2,414	2,669	2,364	9,034	9,793	9,859
Income (loss) from continuing operations before income taxes	237							82						606	130	(143)
Provision (benefit) for income taxes	76							15						138	(11)	(279)
Income (loss) from continuing operations	161	260	[1]	59	[1]	82	[1]	67	[1]	211	(11)	(138)	79	468	141	136
Income from discontinued operations, net of taxes	(20)	6		12		27		12		(23)	19	27	13	57	36	45
Net income (loss)	141	266	[1]	71	[1]	109	[1]	79	[1]	188	8	(111)	92	525	177	181
Less: net income attributable to noncontrolling interests	38	98	[1]	36	[1]	33	[1]	33	[1]	33	36	36	34	200	139	143
Net income available to Genworth's common stockholders	103	168	[1]	35	[1]	76	[1]	46	[1]	155	(28)	(147)	58	325	38	38
Total assets	112,075	113,312								112,187				113,312	112,187
Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	111,636	112,873								111,681				112,873	111,681
Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets	439	439								506				439	506
U.S. Life Insurance
Segment Reporting Information [Line Items]
Premiums														2,789	2,979	3,004
Net investment income														2,594	2,538	2,473
Net investment gains (losses)														(8)	(73)	(159)
Insurance and investment product fees and other														875	686	468
Total revenues	1,521							1,442						6,250	6,130	5,786
Benefits and other changes in policy reserves														3,950	3,789	3,654
Interest credited														643	659	685
Acquisition and operating expenses, net of deferrals														677	736	704
Amortization of deferred acquisition costs and intangibles														477	297	308
Goodwill impairment														0	0
Interest expense														86	104	103
Total benefits and expenses														5,833	5,585	5,454
Income (loss) from continuing operations before income taxes														417	545	332
Provision (benefit) for income taxes														143	189	117
Income (loss) from continuing operations														274	356	215
Income from discontinued operations, net of taxes														0	0	0
Net income (loss)														274	356	215
Less: net income attributable to noncontrolling interests														0	0	0
Net income available to Genworth's common stockholders														274	356	215
Total assets		79,214								75,547				79,214	75,547
U.S. Life Insurance | Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	78,718	79,214								75,547				79,214	75,547
U.S. Life Insurance | Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets		0								0				0	0
International Mortgage Insurance
Segment Reporting Information [Line Items]
Premiums														1,016	1,063	994
Net investment income														375	393	355
Net investment gains (losses)														16	42	15
Insurance and investment product fees and other														1	9	8
Total revenues	345							346						1,408	1,507	1,372
Benefits and other changes in policy reserves														516	458	390
Interest credited														0	0	0
Acquisition and operating expenses, net of deferrals														55	248	238
Amortization of deferred acquisition costs and intangibles														64	66	58
Goodwill impairment														0	0
Interest expense														36	31	8
Total benefits and expenses														671	803	694
Income (loss) from continuing operations before income taxes														737	704	678
Provision (benefit) for income taxes														188	212	166
Income (loss) from continuing operations														549	492	512
Income from discontinued operations, net of taxes														0	0	0
Net income (loss)														549	492	512
Less: net income attributable to noncontrolling interests														200	139	143
Net income available to Genworth's common stockholders														349	353	369
Total assets		10,063								9,643				10,063	9,643
International Mortgage Insurance | Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	9,934	10,063								9,643				10,063	9,643
International Mortgage Insurance | Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets		0								0				0	0
U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Premiums														549	547	574
Net investment income														68	104	116
Net investment gains (losses)														36	46	33
Insurance and investment product fees and other														23	5	10
Total revenues	154							188						676	702	733
Benefits and other changes in policy reserves														725	1,325	1,491
Interest credited														0	0	0
Acquisition and operating expenses, net of deferrals														143	156	152
Amortization of deferred acquisition costs and intangibles														5	5	6
Goodwill impairment														0	0
Interest expense														0	0	0
Total benefits and expenses														873	1,486	1,649
Income (loss) from continuing operations before income taxes														(197)	(784)	(916)
Provision (benefit) for income taxes														(83)	(290)	(338)
Income (loss) from continuing operations														(114)	(494)	(578)
Income from discontinued operations, net of taxes														0	0	0
Net income (loss)														(114)	(494)	(578)
Less: net income attributable to noncontrolling interests														0	0	0
Net income available to Genworth's common stockholders														(114)	(494)	(578)
Total assets		2,357								2,966				2,357	2,966
U.S. Mortgage Insurance | Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	2,201	2,357								2,966				2,357	2,966
U.S. Mortgage Insurance | Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets		0								0				0	0
International Protection
Segment Reporting Information [Line Items]
Premiums														682	839	939
Net investment income														131	173	154
Net investment gains (losses)														6	(1)	5
Insurance and investment product fees and other														3	11	14
Total revenues	205							218						822	1,022	1,112
Benefits and other changes in policy reserves														150	135	196
Interest credited														0	0	0
Acquisition and operating expenses, net of deferrals														483	590	609
Amortization of deferred acquisition costs and intangibles														113	143	162
Goodwill impairment														89	0
Interest expense														45	38	51
Total benefits and expenses														880	906	1,018
Income (loss) from continuing operations before income taxes														(58)	116	94
Provision (benefit) for income taxes														1	26	21
Income (loss) from continuing operations														(59)	90	73
Income from discontinued operations, net of taxes														0	0	0
Net income (loss)														(59)	90	73
Less: net income attributable to noncontrolling interests														0	0	0
Net income available to Genworth's common stockholders														(59)	90	73
Total assets		2,145								2,375				2,145	2,375
International Protection | Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	2,049	2,145								2,375				2,145	2,375
International Protection | Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets		0								0				0	0
Runoff
Segment Reporting Information [Line Items]
Premiums														5	260	322
Net investment income														145	140	130
Net investment gains (losses)														24	(174)	(2)
Insurance and investment product fees and other														207	299	215
Total revenues	43							133						381	525	665
Benefits and other changes in policy reserves														37	234	270
Interest credited														132	135	156
Acquisition and operating expenses, net of deferrals														79	142	155
Amortization of deferred acquisition costs and intangibles														51	70	75
Goodwill impairment														0	0
Interest expense														1	2	2
Total benefits and expenses														300	583	658
Income (loss) from continuing operations before income taxes														81	(58)	7
Provision (benefit) for income taxes														23	(21)	(12)
Income (loss) from continuing operations														58	(37)	19
Income from discontinued operations, net of taxes														0	0	0
Net income (loss)														58	(37)	19
Less: net income attributable to noncontrolling interests														0	0	0
Net income available to Genworth's common stockholders														58	(37)	19
Total assets		15,308								16,031				15,308	16,031
Runoff | Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	15,435	15,308								16,031				15,308	16,031
Runoff | Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets		0								0				0	0
Corporate and Other
Segment Reporting Information [Line Items]
Premiums														0	0	0
Net investment income														30	32	38
Net investment gains (losses)														(47)	(35)	(35)
Insurance and investment product fees and other														120	40	45
Total revenues	35							(12)						103	37	48
Benefits and other changes in policy reserves														0	0	0
Interest credited														0	0	0
Acquisition and operating expenses, net of deferrals														157	58	80
Amortization of deferred acquisition costs and intangibles														12	12	13
Goodwill impairment														0	29
Interest expense														308	331	293
Total benefits and expenses														477	430	386
Income (loss) from continuing operations before income taxes														(374)	(393)	(338)
Provision (benefit) for income taxes														(134)	(127)	(233)
Income (loss) from continuing operations														(240)	(266)	(105)
Income from discontinued operations, net of taxes														57	36	45
Net income (loss)														(183)	(230)	(60)
Less: net income attributable to noncontrolling interests														0	0	0
Net income available to Genworth's common stockholders														(183)	(230)	(60)
Total assets		4,225								5,625				4,225	5,625
Corporate and Other | Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	3,299	3,786								5,119				3,786	5,119
Corporate and Other | Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets		$ 439								$ 506				$ 439	$ 506

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.